Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Accrued legal contingencies		$ 14,606		$ 16,881		$ 5,025
Engineering, design and testing services received not invoiced		7,637		6,620
Deposits from customers		3,708		4,354
Accrued legal contingencies due to affiliates		6,551		6,673		5,123
Obligation to issue registered shares of Class A Common Stock			[1]	12,635	[1]
Bridge Warrants	[2]	4,686
Other current liabilities		8,916		21,597
Total accrued expenses and other current liabilities		$ 46,104		$ 68,760

[1]	The obligation to issue registered shares of Class A Common Stock was reclassified to Commitment to issue Class A Common Stock upon the adoption of ASU 2020-06 on January 1, 2022, and subsequently to Additional paid-in capital (“APIC”) upon the issuance of Class A Common Stock on July 21, 2022 (see Note 7, Fair Value of Financial Instruments).
[2]	Issuance of Liability-classified Warrants